Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - 10Q (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Asset [Abstract]
U.S. treasury notes	$ 135,652	$ 193,321
Fair Value, Recurring | Level 1
Derivative Asset [Abstract]
U.S. treasury notes	72,532	48,947
Total	135,652	193,305
Fair Value, Recurring | Level 1 | Money Market Funds
Derivative Asset [Abstract]
Money market funds	63,120	144,358	$ 78,749
Fair Value, Recurring | Level 2
Derivative Asset [Abstract]
U.S. treasury notes	0	0
Total	0	0
Fair Value, Recurring | Level 2 | Money Market Funds
Derivative Asset [Abstract]
Money market funds	0	0	0
Fair Value, Recurring | Level 3
Derivative Asset [Abstract]
U.S. treasury notes	0	0
Total	0	0
Fair Value, Recurring | Level 3 | Money Market Funds
Derivative Asset [Abstract]
Money market funds	$ 0	$ 0	$ 0